Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares
Disclosure of classes of share capital [abstract]
Number of shares, outstanding, beginning balance | shares	63,113,555	63,113,555	63,647,927
Share capital, outstanding, beginning balance		₨ 857	₨ 850
Share premium, outstanding, beginning balance		₨ 20,511,478	₨ 20,388,799
Number of shares, exercise of option (restricted stock units and share-based payments) | shares	694,096	694,096	906,052
Share capital, exercise of option (restricted stock units and share-based payments)		₨ 6	₨ 7
Share premium, exercise of option (restricted stock units and share-based payments)		₨ 83,590	₨ 122,679
Number of shares, own shares repurchased | shares	(1,733,009)	(1,733,009)	(1,440,424)
Number of shares, outstanding, ending balance | shares	62,074,642	62,074,642	63,113,555
Share capital, outstanding, ending balance		₨ 863	₨ 857
Share premium, outstanding, ending balance	$ 241,075	₨ 20,595,068	₨ 20,511,478